Variable and Voting Interest Entities	12 Months Ended
Dec. 31, 2013
Variable and Voting Interest Entities
Note 9.	Variable and Voting Interest Entities

Artisan Funds and Artisan Global Funds

Artisan serves as the investment adviser for Artisan Partners Funds, Inc. (“Artisan Funds”), a family of mutual funds registered with the SEC under the Investment Company Act of 1940, and Artisan Partners Global Funds plc (“Artisan Global Funds”), a family of Ireland-based UCITS. Artisan Funds and Artisan Global Funds are corporate entities the business and affairs of which are managed by their respective boards of directors. The shareholders of the funds retain all voting rights, including the right to elect and reelect members of their respective boards of directors. As a result, each of these entities is a voting interest entity (“VOE”). While Artisan holds, in limited cases, direct investments in a fund (which are made on the same terms as are available to other investors and do not represent a majority voting interest in any fund), Artisan does not have a controlling financial interest or a majority voting interest and, as such, does not consolidate these entities.

Artisan Partners Launch Equity LP

Artisan serves as the investment adviser for Launch Equity, a private investment partnership which seeks to achieve returns primarily through capital appreciation, while also mitigating market risk through the use of hedging strategies. Artisan receives management fees as compensation for services provided as the investment adviser. Artisan also maintains, through Artisan Partners Alternative Investments GP LLC, a direct equity investment in the fund and receives an allocation of profits based upon Launch Equity’s net capital appreciation during a fiscal year. Each of these represents a variable interest in the fund.

The limited partners of Launch Equity are certain Artisan employees and are considered related parties. Artisan has determined that Launch Equity is a variable interest entity (“VIE”) as (a) the voting rights of the limited partners are not proportional to their obligations to absorb expected losses and rights to receive expected residual returns and (b) substantially all of Launch Equity’s activities either involve or are conducted on behalf of the limited partners (the investors that have disproportionately few voting rights) and their related parties (including Artisan).

Launch Equity qualifies for deferral of the current consolidation guidance for VIEs; therefore the consolidation assessment is based on previous consolidation guidance. This guidance requires an analysis of which party, through holding interests directly or indirectly in the entity or contractually through other variable interests, such as management and incentive fees, would absorb a majority of the expected variability of the entity. In determining whether Artisan is the primary beneficiary of Launch Equity, both qualitative and quantitative factors such as voting rights of the equity holders, economic participation of all parties, including how fees are earned, related party ownership and the level of involvement Artisan had in the design of the VIE, were considered. It was concluded that Artisan was the primary beneficiary as the related party group absorbs a majority of the variability associated with Launch Equity and Artisan is the member within the related party group that is most closely associated with the VIE. Although Artisan has only a minimal equity investment in Launch Equity, as the general partner, controls Launch Equity’s management and affairs. In addition, the fund was designed to attract third party investors to provide an economic benefit to Artisan in the form of quarterly management fees and an annual incentive fee based upon the net capital appreciation of the fund. Also, in the ordinary course of business, Artisan may choose to waive certain fees or assume operating expenses of the fund. As a result, it was concluded that Artisan is the primary beneficiary of Launch Equity and its results are included in Artisan’s consolidated financial statements.

Artisan’s maximum exposure to loss from its involvement with Launch Equity is limited to its equity investment of $1 thousand while the potential benefit is limited to the management and incentive fees received as investment adviser. Therefore, the gains or losses of Launch Equity have not had a significant impact on Artisan’s results of operations, liquidity or capital resources. Artisan has no right to the benefits from, nor do they bear the risks associated with, Launch Equity’s investments, beyond Artisan’s minimal direct investment in Launch Equity. If Artisan were to liquidate, the assets of Launch Equity would not be available to its general creditors and as a result, Artisan does not consider investments held by Launch Equity to be Artisan’s assets.

The following tables reflect the impact of consolidating Launch Equity’s assets and liabilities into the Consolidated Statement of Financial Condition as of December 31, 2013 and December 31, 2012 and results into the Consolidated Statement of Operations for the year ended December 31, 2013, 2012 and 2011.

Condensed Consolidating Statements of Financial Condition

	December 31, 2013					December 31, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported	Before Consolidation	Launch Equity	Eliminations	As Reported
Cash and cash equivalents	$211,839	$—	$—	$211,839	$141,159	$—	$—	$141,159
Cash and cash equivalents of Launch Equity		19,156	—	19,156	—	10,180	—	10,180
Accounts receivable	64,110	—	—	64,110	46,022	—	—	46,022
Accounts receivable of Launch Equity		7,428	—	7,428	—	10,595	—	10,595
Investment securities of Launch Equity	1	63,364	(1)	63,364	1	46,237	(1)	46,237
Other assets	215,501	—	—	215,501	33,367	—	—	33,367

Total assets	$491,451	$89,948	$(1)	$581,398	$220,549	$67,012	$(1)	$287,560

Payables of Launch Equity	$—	$7,485	$—	$7,485	$—	$10,726	$—	$10,726
Securities sold, not yet purchased of Launch Equity	—	31,990	—	31,990	—	19,586	—	19,586
Other liabilities	409,612	—	—	409,612	572,769	—	—	572,769

Total liabilities	409,612	39,475	—	449,087	572,769	30,312	—	603,081
Redeemable preferred units	—	—	—	—	357,194	—	—	357,194
Total stockholders’ equity	43,779	—	—	43,779	—	—	—	—
Noncontrolling interest—Artisan Partners Holdings	38,060	1	(1)	38,060	(709,414)	1	(1)	(709,414)
Noncontrolling interest—Launch Equity	—	50,472	—	50,472	—	36,699	—	36,699

Total equity (deficit)	81,839	50,473	(1)	132,311	(709,414)	36,700	(1)	(672,715)

Total liabilities and equity	$491,451	$89,948	$(1)	$581,398	$220,549	$67,012	$(1)	$287,560

Condensed Consolidating Statements of Operations

	For the Year Ended
	December 31, 2013
	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$688,333	$—	$(2,492)	$685,841
Total operating expenses	949,537	—	(2,492)	947,045

Operating income (loss)	(261,204)	—	—	(261,204)
Non-operating income (loss)	42,839	—	—	42,839
Net gains of Launch Equity	—	10,623	—	10,623

Total non-operating income (loss)	42,839	10,623	—	53,462

Income (loss) before income taxes	(218,365)	10,623	—	(207,742)
Provision for income taxes	26,390	—	—	26,390

Net income (loss)	(244,755)	10,623	—	(234,132)
Less: Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings	(269,562)	—	—	(269,562)
Less: Net income attributable to noncontrolling interests—Launch Equity	—	10,623	—	10,623

Net income attributable to Artisan Partners Asset Management Inc.	$24,807	$—	$—	$24,807

Condensed Consolidating Statement of Operations

	For the Year Ended
	December 31, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$506,982	$—	$(1,404)	$505,578
Total operating expenses	459,895	—	(1,404)	458,491

Operating income (loss)	47,087	—	—	47,087
Non-operating income (loss)	(12,280)	—	—	(12,280)
Net gains of Launch Equity	—	8,817	—	8,817

Total non-operating income (loss)	(12,280)	8,817	—	(3,463)

Income (loss) before income taxes	34,807	8,817	—	43,624
Provision for income taxes	1,047	—	—	1,047

Net income	33,760	8,817	—	42,577
Less: Net income attributable to noncontrolling interests—Artisan Partners Holdings	33,760	—	—	33,760
Less: Net income attributable to noncontrolling interests—Launch Equity	—	8,817	—	8,817

Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

Condensed Consolidating Statement of Operations

	For the Year Ended
	December 31, 2011
	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$455,191	$—	$(97)	$455,094
Total operating expenses	300,896	—	(97)	300,799

Operating income (loss)	154,295	—	—	154,295
Non-operating income (loss)	(20,059)	—	—	(20,059)
Net gains of Launch Equity	—	(3,102)	—	(3,102)

Total non-operating income (loss)	(20,059)	(3,102)	—	(23,161)

Income (loss) before income taxes	134,236	(3,102)	—	131,134
Provision for income taxes	1,162	—	—	1,162

Net income (loss)	133,074	(3,102)	—	129,972
Less: Net income attributable to noncontrolling interests—Artisan Partners Holdings	133,074	(1)	—	133,073
Less: Net income (loss) attributable to noncontrolling interests—Launch Equity	—	(3,101)	—	(3,101)

Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

The carrying value of Launch Equity’s consolidated investments is also their fair value. Short and long positions on equity securities are valued based upon closing market prices of the security on the principal exchange on which they are traded. Investments in investment companies are valued at their respective net asset values on the valuation date. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date are valued at amortized cost, which approximates market value.

The following table presents the fair value hierarchy levels of investments and liabilities held by Launch Equity which are measured at fair value as of December 31, 2013 and December 31, 2012:

	Assets and Liabilities at Fair Value:
	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets
Cash and cash equivalents	$19,156	$19,156	$—	$—
Investment securities—long position	$63,364	$63,364	$—	$—

Liabilities
Investment securities—short position	$31,990	$31,990	$—	$—

December 31, 2012
Assets
Cash and cash equivalents	$10,180	$10,180	$—	$—
Investment securities—long position	$46,237	$46,237	$—	$—

Liabilities
Investment securities—short position	$19,586	$19,586	$—	$—